INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Raw materials	$ 52,610,348	$ 40,197,952
Work-in-process	25,181,639	16,739,907
Finished goods	153,365,824	217,517,939
Inventories	231,157,811	274,455,798
Inventory written down	$ 714,558	$ 3,085,529	$ 8,456,260